DEFERRED REVENUE (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Contract With Customer, Liability [Line Items]
Total deferred revenue	$ 3,663	$ 0
Customer deposits	552	2,258
Deferred revenue - units shipped in August 2021
Contract With Customer, Liability [Line Items]
Total deferred revenue	383	0
Deferred revenue - units shipped in September 2021
Contract With Customer, Liability [Line Items]
Total deferred revenue	171	0
Other deferred revenue
Contract With Customer, Liability [Line Items]
Total deferred revenue	$ 3,109	$ 0